Deferred income tax assets and liabilities and income tax expense - Summary of tax losses carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 194,689	$ 129,209	$ 77,801
2027 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	6,185	5,166	4,499
2028 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	72,643	60,727	51,618
2029 [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	32,126	27,113	13,781
2030 Onward [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 83,735	$ 36,203	$ 7,903